Cash And Cash Equivalents, Short-Term Bank Deposits And Marketable Securities - Schedule Of Cash And Cash Equivalents And Short Term Investments (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Cash Cash Equivalents And Short Term Investments [Line Items]
Cash	$ 65.8	$ 170.8
Money market funds	95.5	6.6
Short term deposits	34.7	94.5
Total Cash and cash equivalents	196.0	271.9
Short-term bank deposits	431.1	492.5
Marketable securities:
Government and corporate debentures	1,010.5	929.3
Total Marketable securities	2,876.1	3,019.0
Total Cash and cash equivalents, short-term bank deposits and marketable securities	3,503.2	3,783.4
Government And Corporate Debentures Fixed Interest Rate [Member]
Marketable securities:
Government and corporate debentures	2,025.8	2,262.5
Government Sponsored Enterprises Debentures [Member]
Marketable securities:
Government and corporate debentures	755.0	641.4
Government And Corporate Debentures Floating Interest Rate [Member]
Marketable securities:
Government and corporate debentures	$ 95.3	$ 115.1